STOCKBASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
STOCKBASED COMPENSATION
Schedule of Warrant
	Stock Options	Weighted Average Exercise Price	Weighted Average Life Remaining
Outstanding, December 31, 2018	7	$13,125	7.65
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2019	7	$13,125	6.65
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2020	7	$13,125	5.64
Vested, December 31, 2020	5	$13,125	5.64

Schedule of fair value of warrant
Weighted Average Inputs Used

Annual dividend yield	$-
Expected life (years)	3.0
Risk-free interest rate	0.11% to0.94%
Expected volatility	95.27% to 106.51%
Common stock price	$1.45 to 9.50